                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                      Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                 SMITH BARNEY
                             INTERNATIONAL ALL CAP
                               GROWTH PORTFOLIO

                               SALOMON BROTHERS
                            STRATEGIC TOTAL RETURN
                                BOND PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman...............................  1

Schedules of Investments...............................  2

Statements of Assets and Liabilities................... 15

Statements of Operations............................... 16

Statements of Changes in Net Assets.................... 17

Notes to Financial Statements.......................... 19

Financial Highlights................................... 26

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes on future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO


 SHARES              SECURITY               VALUE
-----------------------------------------------------
STOCKS -- 100.0%
Canada -- 1.7%
   90,000 Celestica Inc. (a)             $  1,035,565
  164,000 Patheon, Inc. (a)                 1,652,580
-----------------------------------------------------
                                            2,688,145
-----------------------------------------------------
Denmark -- 1.9%
   86,000 Novo Nordisk A/S                  3,120,305
-----------------------------------------------------
Finland -- 3.1%
  300,000 Nokia Oyj                         4,980,356
-----------------------------------------------------
France -- 9.1%
   44,000 Aventis S.A. (b)                  2,238,929
  240,000 Axa (b)                           3,652,163
   30,000 Groupe Danone (b)                 4,253,254
   34,000 Total Fina Elf SA                 4,466,811
-----------------------------------------------------
                                           14,611,157
-----------------------------------------------------
Germany -- 3.3%
   33,500 BASF AG (b)                       1,497,131
   30,000 Fielmann AG                       1,174,005
   25,000 SAP AG (b)                        2,566,041
-----------------------------------------------------
                                            5,237,177
-----------------------------------------------------
Hong Kong -- 5.2%
  195,535 HSBC Holdings PLC (b)             2,137,358
  500,000 Hutchison Whampoa Ltd.            2,782,390
  900,000 Johnson Electric Holdings Ltd.      969,349
1,000,000 Li & Fung Ltd.                    1,121,932
  278,000 Sun Hung Kai Properties Ltd.      1,304,620
-----------------------------------------------------
                                            8,315,649
-----------------------------------------------------
Ireland -- 7.4%
  300,000 Bank of Ireland                   3,672,960
  202,753 CRH PLC                           3,117,101
  700,000 Grafton Group PLC                 2,755,000
  253,755 Irish Continental Group PLC       2,403,139
-----------------------------------------------------
                                           11,948,200
-----------------------------------------------------
Italy -- 1.3%
  300,000 Saipem S.p.A.                     2,096,438
-----------------------------------------------------
Japan -- 17.9%
   76,000 Canon Inc.                        3,076,251
  216,000 Dowa Mining Co., Ltd.               716,493
   40,000 Honda Motor Co., Ltd.             1,326,839
   70,000 Ito-Yokado Co., Ltd.              1,648,892

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO


SHARES                    SECURITY                    VALUE
---------------------------------------------------------------
Japan -- 17.9% (continued)
  380,000 JGC Corp.                                $  2,680,551
  118,000 Kao Corp. (b)                               2,155,274
   26,000 Mabuchi Motor Co., Ltd.                     1,945,415
  192,000 Nomura Holdings, Inc. (b)                   1,904,199
    1,390 NTT DoCoMo, Inc.                            2,871,515
  176,000 OJI Paper Co., Ltd.                           666,577
   42,000 Seven-Eleven Japan Co., Ltd.                1,001,680
   53,000 Takeda Chemical Industries, Ltd.            1,944,995
  195,000 Terumo Corp.                                3,247,271
   23,000 Tokyo Electron Ltd.                           863,369
  105,000 Yamanouchi Pharmaceutical Co., Ltd.         2,654,098
---------------------------------------------------------------
                                                     28,703,419
---------------------------------------------------------------
Mexico -- 2.2%
1,400,000 Wal-Mart de Mexico S.A. de C.V.             3,556,848
---------------------------------------------------------------
The Netherlands -- 6.0%
   75,000 Heineken NV                                 2,789,940
   51,662 IHC Caland N.V.                             2,671,553
  100,000 Royal Dutch Petroleum Co. (b)               4,097,838
---------------------------------------------------------------
                                                      9,559,331
---------------------------------------------------------------
Norway -- 1.6%
  539,000 Tomra Systems ASA (b)                       2,551,233
---------------------------------------------------------------
Singapore -- 5.2%
  275,000 DBS Group Holdings, Ltd.                    1,348,609
  290,000 Singapore Press Holdings, Ltd.              2,697,219
2,000,000 Singapore Technologies Engineering, Ltd.    1,803,782
  300,000 Venture Corp. Ltd.                          2,502,748
---------------------------------------------------------------
                                                      8,352,358
---------------------------------------------------------------
Spain -- 4.4%
  175,000 Banco Bilbao Vizcaya Argentaria S.A.        1,764,922
  311,000 Indra Sistemas, S.A.                        2,677,515
  230,840 Telefonica, S.A.                            2,557,791
---------------------------------------------------------------
                                                      7,000,228
---------------------------------------------------------------
Sweden -- 1.1%
  183,000 Assa Abloy AB (a)(b)                        1,746,333
---------------------------------------------------------------
Switzerland -- 7.4%
  140,000 Mettler-Toledo International Inc. (a)(b)    4,970,000
    9,300 Nestle S.A. (b)                             1,898,099
  125,000 Novartis AG                                 4,936,335
---------------------------------------------------------------
                                                     11,804,434
---------------------------------------------------------------

                      See Notes to Financial Statements.

    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO


SHARES                SECURITY                VALUE
-------------------------------------------------------
United Kingdom -- 21.2%
  145,000 BOC Group PLC                    $  1,829,965
  400,000 BP PLC                              2,536,886
  900,000 Capita Group PLC                    3,649,372
  650,000 Compass Group PLC                   2,994,357
  311,000 Diageo PLC (a)                      3,452,372
  100,000 GlaxoSmithKline PLC                 2,005,835
  183,000 Jardine Lloyd Thompson Group PLC    1,669,339
   72,000 Kingfisher PLC                        281,585
  275,000 Lloyds TSB Group PLC                1,810,090
  415,000 Misys PLC (a)                       1,271,202
1,850,000 Serco Group PLC                     4,616,300
  675,000 Taylor Nelson Sofres PLC            1,441,394
  645,889 Tesco PLC                           2,045,600
2,192,373 Vodafone Group PLC                  4,330,909
-------------------------------------------------------
                                             33,935,206
-------------------------------------------------------
          TOTAL INVESTMENTS -- 100%
          (Cost -- $174,371,114*)          $160,206,817
-------------------------------------------------------

(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 6).
 *  Aggregate cost for Federal income tax purposes is substantially the same.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
AMOUNT                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
$19,471,898 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $19,471,898)                                           $19,471,898
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------
BONDS AND NOTES -- 79.4%
Algeria -- 0.2%
          Republic of Algeria:
   10,500   Loan Tranche 1, 2.625% due 9/4/06                                $    10,264
   61,764   Loan Tranche 3, 2.625% due 3/4/10                                     58,290
----------------------------------------------------------------------------------------
                                                                                  68,554
----------------------------------------------------------------------------------------
The Bahamas -- 0.1%
   25,000 Sun International Hotels Ltd., Sr. Sub. Notes,
            8.875% due 8/15/11                                                    26,625
----------------------------------------------------------------------------------------
Brazil -- 3.8%
          Republic of Brazil:
  369,423   Bonds, 8.000% due 4/15/14                                            325,900
            Notes:
   25,000     11.250% due 7/26/07                                                 25,875
  150,000     11.500% due 3/12/08                                                153,750
  400,000     14.500% due 10/15/09                                               456,000
  125,000     12.000% due 4/15/10                                                127,500
  100,000     2.188% due 4/15/12                                                  74,406
----------------------------------------------------------------------------------------
                                                                               1,163,431
----------------------------------------------------------------------------------------
Bulgaria -- 0.4%
  135,715 Bulgaria FLIRB, Series A, 2.688% due 7/28/12                           130,286
----------------------------------------------------------------------------------------
Canada -- 0.9%
   50,000 Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30                55,589
   25,000 Calpine Canada Energy Finance, Sr. Notes, 8.500% due 5/1/08             18,562
   25,000 Methanex Corp., Sr. Notes, 8.750% due 8/15/12                           27,688
   25,000 Millar Western Forest Products Ltd., Sr. Notes, 9.875% due 5/15/08      26,125
   50,000 Nexfor Inc., Notes, 7.250% due 7/1/12                                   55,547
   50,000 Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13             49,766
   25,000 Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09 (a)               26,125
----------------------------------------------------------------------------------------
                                                                                 259,402
----------------------------------------------------------------------------------------
Colombia -- 0.8%
          Republic of Colombia:
   50,000   Bonds, 8.625% due 4/1/08                                              53,250
  175,000   Notes, 10.000% due 1/23/12                                           193,681
----------------------------------------------------------------------------------------
                                                                                 246,931
----------------------------------------------------------------------------------------
Ecuador -- 0.6%
          Republic of Ecuador:
   25,000   Bonds, 12.000% due 11/15/12                                           21,094
  280,000   Step bond to yield 18.434% due 8/15/30                               175,000
----------------------------------------------------------------------------------------
                                                                                 196,094
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

     FACE
   AMOUNT+                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
France -- 2.1%
  530,000/EUR/ French Treasury Notes, 3.500% due 1/12/08                      $   597,827
   25,000      Vivendi Universal SA, Sr. Notes, 9.250% due 4/15/10 (a)             28,187
-----------------------------------------------------------------------------------------
                                                                                  626,014
-----------------------------------------------------------------------------------------
Germany -- 1.9%
  500,000/EUR/ Bundesobligation, Bonds, Series 141, 4.250% due 2/15/08            582,990
-----------------------------------------------------------------------------------------
Ireland -- 0.1%
   25,000      MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12 (a)             27,250
-----------------------------------------------------------------------------------------
Italy -- 0.4%
  125,000      Region of Lombardy, Inc., Notes, 5.804% due 10/25/32 (b)           134,184
-----------------------------------------------------------------------------------------
The Marshall Islands -- 0.2%
   50,000      General Maritime Corp., Sr. Notes, 10.000% due 3/15/13 (a)          54,250
-----------------------------------------------------------------------------------------
Mexico -- 3.4%
               United Mexican States:
  450,000        Bonds, Series MTN, 8.300% due 8/15/31                            509,738
                 Notes:
  350,000         8.375% due 1/14/11                                              417,550
  100,000         6.625% due 3/3/15                                               104,675
-----------------------------------------------------------------------------------------
                                                                                1,031,963
-----------------------------------------------------------------------------------------
Morocco -- 0.3%
  105,988      Kingdom of Morocco, Restructured Debentures, 2.562% due 1/5/09      99,629
-----------------------------------------------------------------------------------------
Panama -- 0.5%
               Republic of Panama, Bonds:
   25,000        9.625% due 2/8/11                                                 28,625
  100,000        9.375% due 1/16/23                                               108,500
-----------------------------------------------------------------------------------------
                                                                                  137,125
-----------------------------------------------------------------------------------------
Peru -- 0.3%
  120,000      Republic of Peru, 4.500% due 3/7/17                                105,150
-----------------------------------------------------------------------------------------
Philippines -- 0.9%
               Republic of Philippines:
   70,000        Bonds, 9.875% due 1/15/19                                         73,063
  200,000        Notes, 8.375% due 3/12/09                                        207,000
-----------------------------------------------------------------------------------------
                                                                                  280,063
-----------------------------------------------------------------------------------------
Russia -- 2.5%
               Russian Federation, Bonds:
  348,108        8.250% due 3/31/10                                               394,667
  400,400        5.000% due 3/31/30                                               362,112
-----------------------------------------------------------------------------------------
                                                                                  756,779
-----------------------------------------------------------------------------------------
Supra-National -- 0.4%
  100,000      Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (c)       106,786
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003



            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                                  SECURITY                                    VALUE
----------------------------------------------------------------------------------------------
Turkey -- 0.3%
  100,000 Republic of Turkey, Notes, 11.500% due 1/23/12                           $   101,500
----------------------------------------------------------------------------------------------
United Kingdom -- 0.6%
          Avon Energy Partners Holdings:
   50,000   Notes, 6.460% due 3/4/08 (a)                                                43,500
   25,000   Sr. Notes, 7.050% due 12/11/07 (a)                                          21,875
   50,000 Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09                55,250
          XEROX Cap Europe PLC:
   50,000   Bonds, 5.875% due 5/15/04                                                   50,625
   25,000   Notes, 5.500% due 11/15/03                                                  25,375
----------------------------------------------------------------------------------------------
                                                                                       196,625
----------------------------------------------------------------------------------------------
United States -- 58.7%
   50,000 aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                            53,750
   50,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09                                   55,250
   50,000 AdvancePCS, Sr. Notes, 8.500% due 4/1/08                                      54,250
   25,000 Ahold Finance USA, Inc., Sr. Unsecured Notes, 6.875% due 5/1/29               18,750
   50,000 Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11                  54,750
          Allied Waste North America:
   25,000   Sr. Notes, 9.250% due 9/1/12 (a)                                            27,500
   50,000   Sr. Sub. Notes, Series B, 10.000% due 8/1/09                                53,687
   25,000 American Cellular Corp., Sr. Sub. Notes, 9.500% due 10/15/09                   6,625
          American Tower Corp.:
   15,000   Discount Notes, zero coupon bond to yield 14.440% due 8/1/08 (a)             9,450
   25,000   Notes, 5.000% due 2/15/10 (c)                                               21,250
   55,000   Sr. Notes, 9.375% due 2/1/09                                                54,725
   50,000 Ameripath Inc., Sr. Sub. Notes, 10.500% due 4/1/13 (a)                        53,250
   50,000 Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09                  56,250
  150,000 Amortizing Residential Collateral Trust, Series 2002-BC6,
            2.520% due 8/25/32                                                         146,827
   25,000 Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (a)      26,625
   50,000 AOL Time Warner Inc., Sr. Unsecured Notes, 7.625% due 4/15/31                 55,343
   35,000 Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08                             36,750
   15,000 Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
           10.750% due 7/1/11                                                           11,175
   50,000 Argosy Gaming Co., Sr. Sub. Notes, 10.750% due 6/1/09                         55,500
  100,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31                                   111,723
  250,000 AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31 (b)                312,425
   60,000 Bank of America Corp., Sr. Notes, 5.250% due 2/1/07                           65,211
  250,000 Bayview Financial Acquisition Trust 2001, Class M3,
           Home Equity Loan Trust, 2.570% due 8/25/36 (a)(b)                           241,875
   25,000 Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12                     27,375
   25,000 BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08              27,250


                      See Notes to Financial Statements.


    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                                 SECURITY                                    VALUE
---------------------------------------------------------------------------------------------
United States -- 58.7% (continued)
          Buckeye Technologies Inc., Sr. Sub. Notes:
   25,000   8.500% due 12/15/05                                                   $    24,750
   25,000   8.000% due 10/15/10                                                        23,125
          Calpine Corp., Sr. Notes:
   50,000   8.750% due 7/15/07                                                         36,250
   50,000   8.500% due 2/15/11                                                         36,750
   50,000 Canandaigua Brands Inc., Sr. Sub. Notes, 8.500% due 3/1/09                   53,000
  100,000 Capital One Financial, Notes, 7.250% due 5/1/06                             104,262
   25,000 Capstar Hotel Co., Sr. Sub. Notes, 8.750% due 8/15/07                        18,750
          Charter Communications Holdings, LLC:
            Sr. Discount Notes, step bond to yield:
   60,000    16.603% due 4/1/11                                                        34,800
   65,000    22.011% due 5/15/11                                                       29,575
            Sr. Notes:
   25,000    10.750% due 10/1/09                                                       16,750
   75,000    10.250% due 1/15/10                                                       49,500
   25,000 CMS Energy Corp., Sr. Notes, 9.875% due 10/15/07                             26,125
   50,000 Coast Hotels and Casinos, Inc., Sr. Sub. Notes, 9.500% due 4/1/09            54,000
          Cole National Group, Inc., Sr. Sub. Notes:
   25,000   8.625% due 8/15/07                                                         23,062
   25,000   8.875% due 5/15/12                                                         22,937
   25,000 Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11            27,875
   25,000 CONMED Corp., Sr. Sub. Notes, 9.000% due 3/15/08                             26,062
   25,000 Constellation Brands Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12      26,656
  100,000 Cox Communications Inc., Notes, 7.750% due 11/1/10                          120,266
          Crown Castle International Corp.:
   25,000   Sr. Discount Notes, 10.625% due 11/15/07                                   25,937
   50,000   Sr. Notes, 10.750% due 8/1/11                                              51,750
          CSC Holdings, Inc., Sr. Sub. Debentures:
   75,000   9.875% due 2/15/13                                                         78,937
   25,000   10.500% due 5/15/16                                                        28,312
   50,000 CSK Auto Inc., Sr. Notes, 12.000% due 6/15/06                                55,062
   25,000 Dana Corp., Notes, 9.000% due 8/15/11                                        27,250
   25,000 Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11                27,156
   27,739 Delta Funding NIM, Series 2000-1, Home Equity Loan Trust,
            12.500% due 10/26/30 (a)                                                   27,739
   50,000 Devon Financing Corp., Unsecured Notes, 6.875% due 9/30/11                   57,603
   25,000 DEX Media East LLC, Sr. Notes, 9.875% due 11/15/09 (a)                       28,750
   50,000 DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13 (a)                      56,250
   25,000 Dole Foods Co., Sr. Notes, 8.875% due 3/15/11 (a)                            27,312
          EchoStar DBS Corp., Sr. Notes:
   25,000   10.375% due 10/1/07                                                        28,125
   50,000   9.125% due 1/15/09                                                         56,500
   50,000   9.375% due 2/1/09                                                          54,187
   90,000 Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11                         81,675

                      See Notes to Financial Statements.

    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                                   SECURITY                                      VALUE
-------------------------------------------------------------------------------------------------
United States -- 58.7% (continued)
   25,000 Extendicare Health Service, Inc., Sr. Sub. Notes, 9.500% due 7/1/10         $    24,875
   50,000 Eye Care Centers of America, Sr. Sub. Notes, 9.125% due 5/1/08                   46,250
   25,000 Fedders North America, Inc., Sr. Sub. Notes, 9.375% due 8/15/07                  21,000
1,250,000 Federal Home Loan Mortgage Corp., Gold, 6.000% due 5/1/33 (d)                 1,300,390
          Federal National Mortgage Association:
1,000,000   6.500% due 5/1/33 (d)                                                       1,045,000
2,500,000   7.000% due 5/1/33 (d)                                                       2,642,187
   50,000 Felcor Lodging Ltd. Partnership, Sr. Notes, 8.500% due 6/1/11                    48,875
   50,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08                          51,250
   25,000 Fleming Cos. Inc., Sr. Notes, 10.125% due 4/1/08 (e)                              3,687
   35,000 Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                             39,725
   75,000 FMC Corp., Debentures, 7.750% due 7/1/11                                         72,504
   25,000 Ford Motor Co., Notes, 7.450% due 7/16/31                                        22,311
   25,000 Ford Motor Credit Corp., Notes, 7.250% due 10/25/11                              25,102
  100,000 G-Force cdo, Ltd., Series 2002-1A, 2.220% due 6/25/37 (a)                        99,187
   60,000 The Gap Inc., Notes, 10.550% due 12/15/08                                        71,850
  115,000 General Electric Capital Corp., Notes, 3.500% due 5/1/08                        115,654
          Global Crossing Holdings Ltd., Sr. Notes:
   10,000   9.125% due 11/15/06 (e)                                                           338
   55,000   9.625% due 5/15/08 (e)                                                          1,856
  100,000 The Goldman Sachs Group Inc., Notes, 6.600% due 1/15/12                         112,932
   25,000 Graphic Packaging Corp., Sub. Notes, 8.625% due 2/15/12                          26,375
  360,000 Green Tree Home Equity Loan Trust, 7.880% due 9/15/30 (b)                       385,110
   25,000 Grey Wolf Inc., Sr. Notes, 8.875% due 7/1/07                                     25,906
   25,000 Guitar Center Management, Sr. Notes, 11.000% due 7/1/06                          25,687
   50,000 HCA Inc., Notes, 6.910% due 6/15/05                                              53,177
   25,000 Herbst Gaming Inc., Secured Notes, Series B, 10.750% due 9/1/08                  27,562
   25,000 Hilton Hotels Corp., Notes, 7.625% due 12/1/12                                   26,680
   50,000 HMH Properties, Inc., Sr. Notes, Series C, 8.450% due 12/1/08                    51,500
   25,000 Holmes Group Inc., Sr. Sub. Notes, Series B, 9.875% due 11/15/07                 22,875
   50,000 Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08                  51,250
   50,000 Horseshoe Gaming Holding Corp., Sr. Sub. Notes, Series B,
           8.625% due 5/15/09                                                              53,375
  200,000 Household Finance Corp., Notes, 8.000% due 7/15/10 (b)                          241,053
   40,000 IASIS Healthcare Corp., Sr. Sub. Notes, 13.000% due 10/15/09                     44,800
   25,000 Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12                   26,125
   25,000 InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11      23,625
   25,000 Insight Midwest, Sr. Notes, 10.500% due 11/1/10                                  27,812
   25,000 Interface Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05                    20,375
   50,000 International Lease Finance Corp., Notes, 6.375% due 3/15/09                     54,170
   50,000 Iron Mountain Inc., Sr. Notes, 8.125% due 5/15/08                                52,500
   50,000 ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                    54,750
   25,000 J.C. Penney Co. Inc., Notes, 8.000% due 3/1/10                                   26,688

                      See Notes to Financial Statements.

    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------
United States -- 58.7% (continued)
  250,000 J.P. Morgan Chase Commercial Mortgage, Series 2001-CIBC, Class A2,
           6.001% due 3/15/33 (b)                                                  $   276,299
   50,000 Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12                        54,625
   40,000 Kraft Foods Inc., Notes, 5.625% due 11/1/11                                   41,923
   25,000 L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12                  27,688
  100,000 LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A2,
           6.780% due 6/15/31 (b)                                                      114,617
   25,000 LDM Technologies, Inc., Sr. Sub. Notes, Series B, 10.750% due 1/15/07         23,500
          Levi Strauss & Co.:
   35,000   Notes, 6.800% due 11/1/03                                                   35,788
            Sr. Notes:
   10,000    11.625% due 1/15/08                                                         8,500
   65,000    12.250% due 12/15/12 (a)                                                   54,275
   50,000 LIN Television Corp., Sr. Notes, 8.000% due 1/15/08                           54,250
   50,000 Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12                  54,250
          Mail-Well I Corp:
   25,000   Sr. Notes, 9.625% due 3/15/12                                               25,500
   25,000   Sr. Sub. Notes, Series B, 8.750% due 12/15/08                               22,375
          Mediacom Broadband LLC, Sr. Notes:
   50,000   9.500% due 1/15/13                                                          54,000
   25,000   11.000% due 7/15/13                                                         28,563
  125,000 Merit Securities Corp., Series 11PA, Class B2, 2.820% due 9/28/32            112,031
   50,000 MGM MIRAGE, Sr. Sub. Notes, 9.750% due 6/1/07                                 56,250
          Millennium America Inc.:
   25,000   Sr. Notes, 9.250% due 6/15/08 (a)                                           27,625
   25,000   Sr. Sub. Notes, 9.250% due 6/15/08                                          27,625
   75,000 Morgan Stanley, Notes, 4.250% due 5/15/10                                     74,590
   25,000 Motorola Inc., Sr. Notes, 8.000% due 11/1/11                                  28,875
  175,000 Nextel Communications, Sr. Notes, 9.375% due 11/15/09 (b)                    189,875
   25,000 NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11                  27,813
   75,000 NiSource Finance Corp., Sr. Notes, 7.500% due 11/15/03                        77,346
   25,000 NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09                              26,875
   50,000 Nortek, Inc., Sr. Notes, Series B, 8.875% due 8/1/08                          52,000
   25,000 North Atlantic Trading Co., Sr. Notes, Series B, 11.000% due 6/15/04          25,094
   15,000 Noveon Inc., Sr. Sub. Notes, Series B, 11.000% due 2/28/11                    17,025
   40,000 Ocean Energy, Sr. Sub. Notes, Series B, 8.375% due 7/1/08                     42,250
   25,000 OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11                           21,500
   50,000 P&L Coal Holdings Corp., Sr. Sub. Notes, Series B, 9.625% due 5/15/08         52,563
          Park Place Entertainment Corp., Sr. Sub. Notes:
   25,000   9.375% due 2/15/07                                                          27,250
   25,000   7.875% due 3/15/10                                                          26,156
   25,000   8.125% due 5/15/11                                                          26,563

                      See Notes to Financial Statements.

    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                                 SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
United States -- 58.7% (continued)
   25,000 PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11       $    28,250
   25,000 Pioneer Natural Resources Co., Sr. Notes, 9.625% due 4/1/10                 30,795
          Plastipak Holdings, Inc., Sr. Notes:
   25,000   10.750% due 9/1/11                                                        27,125
   25,000   10.750% due 9/1/11 (a)                                                    27,125
   50,000 Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11                   54,500
   45,000 Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11            49,050
   25,000 Pride International Inc., Sr. Notes, 10.000% due 6/1/09                     27,500
   25,000 Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12        23,625
   75,000 Qwest Corp., Notes, 8.875% due 3/15/12 (a)                                  82,500
   50,000 Qwest Service Corp., Notes, 14.000% due 12/15/14 (a)                        57,250
   25,000 R.H. Donnelley Financial Corp. Inc., Sr. Sub. Notes,
           10.875% due 12/15/12 (a)                                                   29,063
   25,000 Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11                27,625
   25,000 Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10 (a)                    25,125
   29,000 Remington Product Co., LLC, Sr. Sub. Notes, Series D,
           11.000% due 5/15/06                                                        29,725
   37,647 Republic Engineered Products LLC, Secured Notes, 10.000% due 8/16/09         9,412
  200,000 Republic Technologies International, LLC, Sr. Sub. Notes,
           13.750% due 7/15/09 (e)                                                     2,000
   25,000 Resolution Performance Products LLC/RPP Capital Corp., Sr. Notes,
           9.500% due 4/15/10 (a)                                                     26,875
   25,000 Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12 (a)                     27,000
          Rite Aid Corp.:
   25,000   Notes, 7.125% due 1/15/07                                                 24,250
   50,000   Sr. Notes, 11.250% due 7/1/08                                             54,500
   50,000 Riverwood International Co., Sr. Notes, 10.625% due 8/1/07                  52,500
   75,000 Safeway Inc., Debentures, 7.250% due 2/1/31                                 84,222
   25,000 Saks Inc., Notes, 9.875% due 10/1/11                                        28,125
   50,000 SBA Communications Corp., Sr. Discount Notes, 12.000% due 3/1/08            45,250
   55,000 Sealy Mattress Co., Sr. Discount Notes, Series B, 10.875% due 12/15/07      57,750
   60,000 Sears Roebuck Acceptance Corp., Notes, 7.000% due 6/1/32                    61,469
   25,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                   26,250
   25,000 Sitel Corp., Sr. Sub. Notes, 9.250% due 3/15/06                             24,125
          Sprint Capital Corp., Notes:
  200,000   8.375% due 3/15/12                                                       223,500
   50,000   6.875% due 11/15/28                                                       46,500
   75,000   8.750% due 3/15/32                                                        82,500
   50,000 Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12         52,563
   75,000 Station Casinos, Inc., Sr. Sub. Notes, 9.875% due 7/1/10                    83,063
   25,000 Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11                     26,188


                      See Notes to Financial Statements.


    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
 AMOUNT+                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------
United States -- 58.7% (continued)
   16,000 TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10            $    19,120
   55,000 TeleWest Communication PLC, Sr. Discount Notes, step bond to yield
           23.448% due 2/1/10                                                     10,450
   50,000 Tenet Healthcare Corp., Sr. Notes, 6.875% due 11/15/31                  45,750
   50,000 Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11               55,750
   25,000 Terra Industries, Sr. Notes, Series B, 10.500% due 6/15/05              24,750
   75,000 Time Warner Inc., Debentures, 6.625% due 5/15/29                        74,328
   50,000 Tommy Hilfiger U.S.A., Inc., Sr. Notes, 6.850% due 6/1/08               49,750
   50,000 Triad Hospitals Inc., Sr. Notes, Series B, 8.750% due 5/1/09            54,625
   75,000 Tropical Sportswear International Corp., Sr. Sub. Notes, Series A,
           11.000% due 6/15/08                                                    76,875
   25,000 TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13 (a)                  27,438
   25,000 Turning Stone Casino Resort Enterprise, Sr. Notes,
           9.125% due 12/15/10 (a)                                                26,438
  400,000 U.S. Treasury Bonds, 6.250% due 5/15/30 (b)                            482,110
          U.S. Treasury Notes:
  250,000   5.625% due 5/15/08 (b)                                               282,393
2,000,000   4.875% due 2/15/12 (b)                                             2,168,908
   50,000 Unisys Corp., Sr. Notes, 8.125% due 6/1/06                              53,750
          United Industries Corp., Sr. Sub. Notes:
   25,000   9.875% due 4/1/09 (a)                                                 26,625
   50,000   Series B, 9.875% due 4/1/09                                           53,250
          United Pan-Europe Communications N.V., Series B:
            Sr. Discount Notes:
   50,000    Step bond to yield 49.267% due 11/1/09 (e)                            5,063
   30,000    Step bond to yield 28.402% due 2/1/10 (e)                             3,038
            Sr. Notes:
   25,000    11.250% due 2/1/10 (e)                                                3,438
   25,000    11.500% due 2/1/10 (e)                                                3,438
   25,000 Vanguard Health Systems, Sr. Sub. Notes, 9.750% due 8/1/11              25,375
   25,000 Venetian Casino Resort LLC/Las Vegas Sands, Inc., Secured Notes,
           11.000% due 6/15/10                                                    27,563
   50,000 Viacom Inc., Sr. Notes, 6.625% due 5/15/11                              57,692
   25,000 Vicar Operating Inc., Sr. Notes, 9.875% due 12/1/09                     27,750
          Vintage Petroleum, Inc., Sr. Sub. Notes:
   25,000   9.750% due 6/30/09                                                    26,875
   25,000   7.875% due 5/15/11                                                    25,781
  200,000 Washington Mutual Finance Corp., Sr. Notes, 6.875% due 5/15/11 (b)     230,746
   50,000 Western Gas Resources, Inc., Sr. Sub. Notes, 10.000% due 6/15/09        54,750
   25,000 Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11            27,375

                      See Notes to Financial Statements.

    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

  FACE
AMOUNT+                                  SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
United States -- 58.7% (continued)
          The Williams Cos., Inc.:
   50,000   Bonds, 8.750% due 3/15/32 (a)                                        $    49,000
            Notes:
   25,000    7.625% due 7/15/19                                                       22,750
   50,000    Series A, 6.750% due 1/15/06                                             48,500
   25,000 Winsloew Furniture Inc., Sr. Sub. Notes, Series B, 12.750% due 8/15/07      16,406
   85,000 World Color Press, Inc., Sr. Sub. Notes, 8.375% due 11/15/08                88,965
   75,000 Yell Finance BV, Sr. Notes, 10.750% due 8/1/11                              84,375
--------------------------------------------------------------------------------------------
                                                                                  17,904,923
--------------------------------------------------------------------------------------------
          TOTAL BONDS AND NOTES
          (Cost -- $22,823,869)                                                   24,236,554
--------------------------------------------------------------------------------------------

 SHARES                                  SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK (f) -- 0.1%
      644 NTL Inc.                                                                    10,948
      323 Pillowtex Corp.                                                                 61
      524 SpectraSite, Inc.                                                           18,602
--------------------------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $352,363)                                                          29,611
--------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
          CSC Holdings Inc.:
      500   Series H, 11.750% due 10/1/07                                             52,500
      150   Series M, 11.125% due 4/1/08                                              15,712
--------------------------------------------------------------------------------------------
          TOTAL PREFERRED STOCK
          (Cost -- $63,375)                                                           68,212
--------------------------------------------------------------------------------------------

WARRANTS                                 SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
WARRANTS (f) -- 0.0%
       15 American Tower Corp., Expire 8/1/08                                          1,132
    1,701 Pillowtex Corp., Expire 11/24/09                                                51
      200 Republic Technologies International, LLC, Expire 7/15/09                         2
      200 Winsloew Furniture Inc., Expire 8/15/07                                        100
--------------------------------------------------------------------------------------------
          TOTAL WARRANTS
          (Cost -- $4,367)                                                             1,285
--------------------------------------------------------------------------------------------
          SUB-TOTAL INVESTMENTS
          (Cost -- $23,243,974)                                                   24,335,662
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
  AMOUNT                                 SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.3%
$  558,000 Goldman, Sachs & Co., 1.250% due 5/1/03; Proceeds at maturity --
            $558,019; (Fully collateralized by U.S. Treasury Bills, Notes and Bonds, 0.000% to 4.000% due 5/8/03 to 11/15/12;
            Market value -- $569,162)                                            $   558,000
 5,614,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity --
            $5,614,195; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
            Market value -- $5,726,296)                                            5,614,000
--------------------------------------------------------------------------------------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $6,172,000)                                                    6,172,000
--------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $29,415,974*)                                                $30,507,662
--------------------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) All or a portion of this security has been segregated for "to-be-announced" trades (See Note 8).
(c) Convertible bonds exchangeable for shares of common stock.
(d) Security is issued on a "to-be-announced" basis (See Note 8).
(e) Security is currently in default.
(f) Non-income producing security.
 + Face amount denominated in U.S. dollars unless otherwise indicated.
 * Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:

                 EUR   -- Euro
                 FLIRB -- Front Loaded Interest Reduction Bond

                      See Notes to Financial Statements.

    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003

                                                             Smith Barney  Salomon Brothers
                                                            International  Strategic Total
                                                            All Cap Growth   Return Bond
                                                              Portfolio       Portfolio
-------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $174,371,114 and
   $23,243,974, respectively)                                $160,206,817    $24,335,662
  Repurchase agreements, at value (Cost -- $6,172,000)                 --      6,172,000
  Loaned securities collateral, at value
   (Cost -- $19,471,898) (Note 6)                              19,471,898             --
  Foreign currency, at value (Cost -- $239,201)                   239,576             --
  Cash                                                                 --            622
  Receivable for securities sold                                1,334,518        252,273
  Dividends and interest receivable                               879,025        357,321
  Receivable for Fund shares sold                                 742,778             --
  Receivable for open forward foreign currency
   contracts (Note 4)                                                  --         21,315
  Other assets                                                     23,854             --
------------------------------------------------------------------------------------------
  Total Assets                                                182,898,466     31,139,193
------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 6)                      19,471,898             --
  Bank overdraft                                                2,455,909             --
  Payable for Fund shares purchased                             1,751,927         28,828
  Management fees payable                                         111,087         18,712
  Payable for open forward foreign currency
   contracts (Note 4)                                              14,521             --
  Payable for securities purchased                                     --      6,472,638
  Accrued expenses                                                118,826         20,722
------------------------------------------------------------------------------------------
  Total Liabilities                                            23,924,168      6,540,900
------------------------------------------------------------------------------------------
Total Net Assets                                             $158,974,298    $24,598,293
------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $        181    $        23
  Capital paid in excess of par value                         245,032,726     25,867,533
  Undistributed net investment income                             966,120        414,468
  Accumulated net realized loss from security transactions    (72,890,348)    (2,781,856)
  Net unrealized appreciation (depreciation) of
   investments and foreign currencies                         (14,134,381)     1,098,125
------------------------------------------------------------------------------------------
Total Net Assets                                             $158,974,298    $24,598,293
------------------------------------------------------------------------------------------
Shares Outstanding                                             18,067,737      2,286,116
------------------------------------------------------------------------------------------
Net Asset Value                                                     $8.80         $10.76
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2003

                                                              Smith Barney  Salomon Brothers
                                                             International  Strategic Total
                                                             All Cap Growth   Return Bond
                                                               Portfolio       Portfolio
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $ 2,073,624      $    2,203
  Interest                                                         35,132         722,062
  Less: Foreign withholding tax                                  (243,499)             --
------------------------------------------------------------------------------------------
  Total Investment Income                                       1,865,257         724,265
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                        738,008          89,258
  Custody                                                          53,035          18,692
  Shareholder communications                                       23,328           4,094
  Audit and legal                                                  17,303          11,672
  Shareholder servicing fees                                        4,827           2,482
  Directors' fees                                                   3,614           1,224
  Other                                                             3,713           1,278
------------------------------------------------------------------------------------------
  Total Expenses                                                  843,828         128,700
------------------------------------------------------------------------------------------
Net Investment Income                                           1,021,429         595,565
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
(NOTES 3 AND 4):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)     (8,524,879)        256,331
   Foreign currency transactions                                  (22,234)             --
------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                     (8,547,113)        256,331
------------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation
 (Depreciation) From:
   Security transactions                                        9,269,963       1,632,814
   Foreign currency transactions                                   20,050           6,437
------------------------------------------------------------------------------------------
  Change in Net Unrealized
   Appreciation (Depreciation)                                  9,290,013       1,639,251
------------------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                    742,900       1,895,582
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 1,764,329      $2,491,147
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney
International All Cap Growth Portfolio                 2003           2002
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $   1,021,429  $     951,109
 Net realized loss                                   (8,547,113)   (13,651,037)
 (Increase) decrease in net unrealized
   depreciation                                       9,290,013    (30,620,765)
------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From
   Operations                                         1,764,329    (43,320,693)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (947,561)    (1,049,300)
------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                        (947,561)    (1,049,300)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
 Net proceeds from sale of shares                   172,442,514    604,439,911
 Net asset value of shares issued for
   reinvestment of dividends                            947,561      1,049,300
 Cost of shares reacquired                         (185,299,523)  (634,627,288)
------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share
   Transactions                                     (11,909,448)   (29,138,077)
------------------------------------------------------------------------------
Decrease in Net Assets                              (11,092,680)   (73,508,070)
NET ASSETS:
 Beginning of period                                170,066,978    243,575,048
------------------------------------------------------------------------------
 End of period*                                   $ 158,974,298  $ 170,066,978
------------------------------------------------------------------------------
* Includes undistributed net investment income
 of:                                                   $966,120       $914,486
------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Salomon Brothers Strategic Total Return Bond
Portfolio                                                2003         2002
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $   595,565  $   863,613
 Net realized gain                                       256,331       24,529
 Increase (decrease) in net unrealized appreciation    1,639,251     (244,459)
------------------------------------------------------------------------------
 Increase in Net Assets From Operations                2,491,147      643,683
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (1,052,602)    (956,847)
------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                       (1,052,602)    (956,847)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
 Net proceeds from sale of shares                      4,120,275   10,242,369
 Net asset value of shares issued for reinvestment
   of dividends                                        1,052,602      956,847
 Cost of shares reacquired                            (3,162,774)  (7,554,055)
------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions   2,010,103    3,645,161
------------------------------------------------------------------------------
Increase in Net Assets                                 3,448,648    3,331,997
NET ASSETS:
 Beginning of period                                  21,149,645   17,817,648
------------------------------------------------------------------------------
 End of period*                                      $24,598,293  $21,149,645
------------------------------------------------------------------------------
* Includes undistributed net investment income of:      $414,468     $871,505
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney International All Cap Growth Portfolio and Salomon Brothers Strategic Total Return Bond Portfolio, ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and twelve other separate investment funds: AIM Capital Appreciation, Alliance Growth, MFS Total Return, Putnam Diversified Income, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Travelers Managed Income, Van Kampen Enterprise, Smith Barney Mid Cap Core and Smith Barney Aggressive Growth Portfolios. Shares of the Series are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sales price was reported on that date are valued at the mean between the bid and asked prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) dividends and distributions to shareholders are recorded on the ex- dividend date; the Funds distribute dividends and capital gains, if any, annually;

    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

(h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

In addition, the yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social, economic or diplomatic changes may have disruptive effects on market prices of investments held by the Funds. The Funds' investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

    20 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney International All Cap Growth Portfolio ("SBIACG"). SBIACG pays SBFM a management fee calculated at the annual rate of 0.90% of its average daily net assets. In addition, Travelers Investment Adviser, Inc., ("TIA"), an affiliate of SBFM, acts as the investment manager of the Salomon Brothers Strategic Total Return Bond Portfolio ("SBSTRB"). SBSTRB pays TIA a management fee calculated at an annual rate of 0.80% of its average daily net assets. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc ("SaBAM"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for SBSTRB and is compensated for such services. TIA pays SaBAM a monthly fee calculated at an annual rate of 0.375% of the average daily net assets of SBSTRB.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from SBIACG.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

    21 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

3. Investments

For the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                                     SBIACG      SBSTRB
--------------------------------------------------------------------------
Purchases                                          $20,920,625 $39,614,452
--------------------------------------------------------------------------
Sales                                               32,476,862  37,794,856
--------------------------------------------------------------------------

At April 30, 2003, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                   SBIACG       SBSTRB
-------------------------------------------------------------------------
Gross unrealized appreciation                   $ 15,882,913  $1,791,203
Gross unrealized depreciation                    (30,047,210)   (699,515)
-------------------------------------------------------------------------
Net unrealized appreciation (depreciation)      $(14,164,297) $1,091,688
-------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2003, the Funds had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts is reflected in the accompanying financial statements as follows:

Smith Barney International All Cap Growth Portfolio
                       Local           Market       Settlement Unrealized
Foreign Currency      Currency         Value           Date       Loss
-------------------------------------------------------------------------
  To Sell:
  Japanese Yen       158,914,434     $1,334,518       5/1/03    $(14,521)
-------------------------------------------------------------------------

    22 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

          Salomon Brothers Strategic Total Return Bond Portfolio

                            Local      Market   Settlement Unrealized
          Foreign Currency Currency    Value       Date       Gain
          -----------------------------------------------------------
              To Buy:
              Euro         1,075,950 $1,203,020   5/2/03    $21,315
          -----------------------------------------------------------

5. Repurchase Agreements

The Funds purchase (and their custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2003, SBIACG loaned common stocks having a market value of $18,818,937. SBIACG received cash collateral amounting to $19,471,898 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. In addition to the cash collateral, SBIACG held securities collateral amounting to $108,052.

Income earned by SBIACG from securities loaned for the six months ended April 30, 2003, was $24,389.

At April 30, 2003, SBSTRB did not have any securities on loan.

    23 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

7. Portfolio Concentration

The Funds' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter-parties to meet the terms of their contracts.

8. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2003, SBSTRB held TBA securities with a total cost of $4,960,938 and SBIACG did not hold any TBA securities.

9. Capital Shares

At April 30, 2003, the Series had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

    24 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each Fund were as follows:

                                              Six Months Ended    Year Ended
                                               April 30, 2003  October 31, 2002
-------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio
Shares sold                                      20,040,489       57,913,258
Shares issued on reinvestment                       108,915          121,870
Shares reacquired                               (21,445,348)     (60,467,175)
-------------------------------------------------------------------------------
Net Decrease                                     (1,295,944)      (2,432,047)
-------------------------------------------------------------------------------
Salomon Brothers Strategic Total Return Bond Portfolio
Shares sold                                         401,481          986,807
Shares issued on reinvestment                       105,155           95,020
Shares reacquired                                  (307,640)        (730,344)
-------------------------------------------------------------------------------
Net Increase                                        198,996          351,483
-------------------------------------------------------------------------------

  25    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney International
All Cap Growth Portfolio            2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/  1999     1998
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $8.78      $11.18    $18.52    $16.92   $12.60  $13.23
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                 0.05        0.04      0.05      0.02     0.02    0.05
  Net realized and unrealized
   gain (loss)                          0.02       (2.39)    (7.39)     1.71     4.35   (0.68)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.07       (2.35)    (7.34)     1.73     4.37   (0.63)
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.05)      (0.05)       --     (0.13)   (0.05)     --
-----------------------------------------------------------------------------------------------
Total Distributions                    (0.05)      (0.05)       --     (0.13)   (0.05)     --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $8.80      $ 8.78    $11.18    $18.52   $16.92  $12.60
-----------------------------------------------------------------------------------------------
Total Return                            0.78%++   (20.97)%  (39.63)%   10.18%   34.73%  (4.76)%
-----------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)               $159        $170      $244      $462     $309    $224
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.03%+      1.00%     1.00%     0.98%    1.00%   1.00%
  Net investment income                 1.25+       0.42      0.31      0.11     0.16    0.37
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   13%         27%       22%       15%      36%     34%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    26 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Salomon Brothers Strategic
Total Return Bond Portfolio         2003/(1)/  2002/(2)/ 2001/(2)/ 2000/(2)/   1999     1998
----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                $10.13     $10.27    $ 9.89    $10.22   $10.97   $12.52
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/           0.27       0.51      0.58      0.81     0.75     0.84
  Net realized and unrealized
   gain (loss)/(3)/                    0.86      (0.17)     0.48     (0.37)   (0.85)   (1.09)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations    1.13       0.34      1.06      0.44    (0.10)   (0.25)
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.50)     (0.48)    (0.68)    (0.77)   (0.65)   (0.66)
  Net realized gains                     --         --        --        --       --    (0.64)
-------------------------------------------------------------------------------------------
Total Distributions                   (0.50)     (0.48)    (0.68)    (0.77)   (0.65)   (1.30)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.76     $10.13    $10.27    $ 9.89   $10.22   $10.97
-------------------------------------------------------------------------------------------
Total Return                          11.57%++    3.36%    10.99%     4.34%   (0.96)%  (2.50)%
-------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)               $25        $21       $18       $20      $23      $28
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             1.15%+     1.24%     1.23%     0.98%    1.13%    1.03%
  Net investment income/(3)/           5.34+      4.95      5.69      7.93     6.43     7.31
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 171%       385%      448%       54%     135%     280%
-------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.52, $0.18 and 5.04%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    27 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

                                TRAVELERS SERIES
                                   FUND INC.



         DIRECTORS                  INVESTMENT MANAGERS
         A.E. Cohen                 Smith Barney Fund
         Robert A. Frankel           Management LLC
         Michael E. Gellert         Travelers Investment Adviser, Inc.
         R. Jay Gerken,
          Chairman                  CUSTODIAN
         Rainer Greeven             State Street Bank and
         Susan M. Heilbron           Trust Company

         OFFICERS                   ANNUITY
         R. Jay Gerken              ADMINISTRATION
         President and              Travelers Annuity Investor Services
         Chief Executive Officer    5 State House Square
                                    1 Tower Square
         Lewis E. Daidone           Hartford, Connecticut 06183
         Senior Vice President
         and Chief Administrative
         Officer

         Richard L. Peteka
         Chief Financial Officer
         and Treasurer

         Jeffrey J. Russell
         Vice President and
         Investment Officer

         Peter J. Wilby, CFA
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

  Travelers Series Fund Inc.




  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney International All Cap Growth and Salomon Brothers Strategic Total Return Bond Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004



 IN0802 6/03
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Travelers Series Fund Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Travelers Series Fund Inc.

Date: June 27, 2003

By:  /s/ RICHARD PETEKA
     Chief Financial Officer of
     Travelers Series Fund Inc.

Date: June 27, 2003